Share-based payments - Restricted Stock Units (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2022 USD ($) EquityInstruments shares $ / shares	Dec. 31, 2021 USD ($) EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of RSUs	(79,560)	(19,581)
Number of shares on conversion | shares	1
Total share based payment expense | $	$ 164.0	$ 120.2	$ 171.2
Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs - January 1 | EquityInstruments	385,280	213,038
Number of RSUs - Granted | EquityInstruments	192,237	243,010	216,522
Vesting of RSUs | EquityInstruments	(105,678)	(53,872)
Number of RSUs - Forfeited | EquityInstruments	(29,517)	(16,896)	(3,484)
Number of RSUs - December 31 | EquityInstruments	442,322	385,280	213,038
Weighted average Grand Date Fair Value - January 1 | $ / shares	$ 387.20	$ 314.25
Weighted average Grand Date Fair Value - Granted | $ / shares	396.22	375.81	$ 313.84
Weighted average Grand Date Fair Value - Vested | $ / shares	352.61
Weighted average Grand Date Fair Value - Forfeited | $ / shares	358.49	307.11	288.92
Weighted average Grand Date Fair Value - December 31 | $ / shares	$ 375.89	$ 387.20	$ 314.25
Number of shares on conversion | shares	1
Vesting period	4 years
Vesting percentage	25.00%
Total share based payment expense | $	$ 69.0	$ 36.9	$ 8.1